BUSINESS COMBINATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Total revenue, net of interest expense	$ 15,693	$ 15,747
Net income	$ 321	$ 1,102